Loans receivable (Tables)	6 Months Ended
Jun. 30, 2024
Loans receivable
Schedule of loans receivable

As at	June 30, 2024	December 31, 2023
Convertible debenture – Excelsior Mining	$1,708	$1,638
Loan receivable – Elevation	—	17,731
Promissory and demand notes receivable – Elevation	—	6,490
Loan receivable – Nevada Copper	—	11,840
Total loans receivable	1,708	37,699
Provision for expected credit losses	—	(9,723)
Net loans receivable	1,708	27,976
Current portion	—	8,990
Loans receivable – long-term	$1,708	$18,986